Retirement-Related Benefits (PBO, APBO, FV of Plan Assets, and Funded Status) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Funded status of plan
Underfunded plan benefit obligation	$ 46,458	$ 105,473
Underfunded plan fair value of plan assets	29,481	84,338
Underfunded plan funded status	(16,977)	(21,134)
Overfunded plan benefit obligation	58,661	6,956
Overfunded plan fair value of plan assets	64,205	7,901
Overfunded plan funded status	5,544	945
U.S. Defined Benefit Plans
Funded status of plan
Underfunded plan benefit obligation	6,352	62,092
Underfunded plan fair value of plan assets	177	54,063
Underfunded plan funded status	(6,175)	(8,029)
Qualified PPP
Funded status of plan
Underfunded plan benefit obligation		54,907
Underfunded plan fair value of plan assets		53,630
Underfunded plan funded status		(1,277)
Overfunded plan benefit obligation	49,315
Overfunded plan fair value of plan assets	53,954
Overfunded plan funded status	4,639
Percentage of plan funded	109.00%
Excess PPP
Funded status of plan
Underfunded plan benefit obligation	1,425	1,576
Underfunded plan funded status	(1,425)	(1,576)
Retention Plan
Funded status of plan
Underfunded plan benefit obligation	294	327
Underfunded plan funded status	(294)	(327)
U.S. Nonpension Postretirement Benefit Plans
Funded status of plan
Underfunded plan benefit obligation	4,633	5,282
Underfunded plan fair value of plan assets	177	433
Underfunded plan funded status	(4,456)	(4,849)
Non-U.S. Defined Benefit Plans
Funded status of plan
Underfunded plan benefit obligation	40,106	43,381
Underfunded plan fair value of plan assets	29,304	30,276
Underfunded plan funded status	(10,802)	(13,106)
Overfunded plan benefit obligation	9,346	6,956
Overfunded plan fair value of plan assets	10,251	7,901
Overfunded plan funded status	905	945
Qualified Non-U.S. Defined Benefit Pension Plans
Funded status of plan
Underfunded plan benefit obligation	32,697	35,956
Underfunded plan fair value of plan assets	29,223	30,169
Underfunded plan funded status	(3,474)	(5,788)
Overfunded plan benefit obligation	9,336	6,944
Overfunded plan fair value of plan assets	10,240	7,889
Overfunded plan funded status	904	945
Nonqualified Non-U.S. Defined Benefit Pension Plan
Funded status of plan
Underfunded plan benefit obligation	6,587	6,418
Underfunded plan funded status	(6,587)	(6,418)
Non-U.S. Nonpension Postretirement Plans
Funded status of plan
Underfunded plan benefit obligation	822	1,007
Underfunded plan fair value of plan assets	81	107
Underfunded plan funded status	(741)	(900)
Overfunded plan benefit obligation	10	12
Overfunded plan fair value of plan assets	11	12
Overfunded plan funded status	$ 1	$ 0
Defined Benefit Pension Plans
Funded status of plan
Percentage of plan funded	94.00%
Qualified Defined Benefit Pension Plans
Funded status of plan
Percentage of plan funded	102.00%